Nature of Business and Significant Accounting Policies - Revenue Recognition (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) performance_obligation COMPANY	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Performance-based fees not recognized as revenue	$ 3.9	$ 5.9
Performance-based revenue recognized	10.0	12.5	$ 12.3
Performance-based revenue recognized but not yet settled with customers	5.7	$ 7.3	$ 3.4
Revenue recognized related to services provided in prior period	$ 3.4
Enterprise [Member]
Measurement period	1 year
Enterprise Blue Zone Solutions [Member]
Number of performance obligations | performance_obligation | performance_obligation	2
Enterprise Licensing Artificial Intelligence Modules [Member]
Number of performance obligations | performance_obligation | COMPANY	2
Minimum [Member] | Enterprise [Member]
Settlement process term	6 months
Maximum [Member] | Enterprise [Member]
Settlement process term	8 months